Financial assets held for trading (Tables) - Financial assets held for trading	12 Months Ended
Dec. 31, 2021
Financial assets
Disclosure of financial assets held for trading

	December 31,	December 31,
(€ million)	2021	2020
Bonds issued by sovereign states	1,149	1,223
Other	5,152	4,279
	6,301	5,502

Schedule of financial assets held for trading including securities subject to lending in multiple currencies	The breakdown by currency is provided below:

	December 31,	December 31,
(€ million)	2021	2020
Euro	3,913	3,731
U.S. dollars	2,336	1,688
Other currencies	52	83
	6,301	5,502

Schedule of financial assets held for trading by issuing entity and credit rating

	December 31,	December 31,
(€ million)	2021	2020
Euro	3,913	3,731
U.S. dollars	2,336	1,688
Other currencies	52	83
	6,301	5,502